SUBSEQUENT EVENT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENT

18. SUBSEQUENT EVENT

The Company follows the guidance in FASB ASC 855-10 for the disclosure of subsequent events. The Company evaluated subsequent events through the date the financial statements were issued and determined the Company has no material subsequent events.

20. SUBSEQUENT EVENT

The Company follows the guidance in FASB ASC 855-10 for the disclosure of subsequent events. The Company evaluated subsequent events through the date the financial statements were issued and determined the Company has the following material subsequent event, on February 29, 2024, Aixin Shangyan Hotel moved to a new address for a total lease period of 121.5 months. During the initial five-year period, the total annual lease payments amounted to $169,016 per year (equivalent to RMB 1.2 million). Subsequently, for the remaining duration of the lease, there will be a yearly increase of 5% in the lease payments.